CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock subject to possible redemption
Common stock subject to possible redemption, outstanding (in shares)	2,378,249	11,500,000
Common stock subject to possible redemption value (in dollar per share)	$ 10.23	$ 10.15
Common stock not subject to redemption
Common stock, shares issued	3,336,500	3,336,500
Common stock, shares outstanding	3,336,500	3,336,500